Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Government Grants
Schedule of government grants recognized

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Research and development expenses	15,515	1,607	6,133
Other income	318	539	780
	15,833	2,146	6,913